LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2023	1,818	2,072
Additions	75	75
Amortization of right-of-use assets	(436)	—
Interest expense	—	165
Payments	—	(567)
Lease termination	(41)	(40)
Translation differences	44	18
As of December 31, 2023	1,460	1,723
As of January 1, 2022	1,465	1,679
Additions as part of business combinations	743	743
Additions	96	96
Amortization of right-of-use assets	(401)	—
Interest expense	—	182
Payments	—	(504)
Translation differences	(85)	(124)
As of December 31, 2022	1,818	2,072

Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability	The expense and cash paid relating to payments not included in the measurement of the lease liability is as follows:

	Year Ended December 31,
	2023	2022	2021
Short-term leases	567	441	382